Commission income (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income [abstract]
Disclosure of details of fee and commission income
The detail of fee and commission income is as follows:

EUR million
	2025	2024	2023
Coming from collection and payment services
Bills	209	220	232
Demand accounts	1,359	1,411	1,372
Cards	4,039	4,067	4,146
Orders	607	657	656
Cheques and other	140	138	128
	6,354	6,493	6,534
Coming from non-banking financial products
Investment funds	1,428	1,389	1,037
Pension funds	238	194	178
Insurance	2,782	2,865	2,669
	4,448	4,448	3,884
Coming from Securities services
Securities underwriting and placement	602	586	502
Securities trading	654	452	331
Administration and custody	402	370	354
Asset management	385	254	341
	2,043	1,662	1,528
Other
Foreign exchange	848	705	678
Commitments and financial guarantees	718	713	621
Commitment fees	504	491	497
Structure Finance	902	709	551
Corporate Finance	243	213	136
Loans granted	259	318	259
Loan Servicing activities	118	130	45
Other fees and commissions	950	952	911
	4,542	4,231	3,698
	17,387	16,834	15,644